Details of Significant Accounts - Changes in liabilities from financing activities, schedule of changes in liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities from financing activities
Balance at the beginning	$ 2,434	$ 3,545	$ 259,868
Changes in cash flow from financing activities	(525)	(435)	(457)
Net exchange differences			(56)
Warrants assumed in connection with the Recapitalization			8,431
Exchange of preferred shares			(358,238)
Change in fair value through profit and loss	227	(1,641)	93,777
Change in fair value through other comprehensive income			7
Changes in other non-cash items – additions	167	1,012	213
Changes in other non-cash items – lease modification		(47)
Balance at the end	2,303	2,434	3,545
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	1,566	3,207	259,230
Changes in cash flow from financing activities	0	0	0
Net exchange differences			0
Warrants assumed in connection with the Recapitalization			8,431
Exchange of preferred shares			(358,238)
Change in fair value through profit and loss	227	(1,641)	93,777
Change in fair value through other comprehensive income			7
Changes in other non-cash items – additions	0	0	0
Changes in other non-cash items – lease modification		0
Balance at the end	1,793	1,566	3,207
Lease liabilities (including current portion)
Changes in liabilities from financing activities
Balance at the beginning	868	338	638
Changes in cash flow from financing activities	(525)	(435)	(457)
Net exchange differences			(56)
Warrants assumed in connection with the Recapitalization			0
Exchange of preferred shares			0
Change in fair value through profit and loss	0	0	0
Change in fair value through other comprehensive income			0
Changes in other non-cash items – additions	167	1,012	213
Changes in other non-cash items – lease modification		(47)
Balance at the end	$ 510	$ 868	$ 338